LEASES - Amounts recognized in the statement of income for the year (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Presentation of leases for lessee [abstract]
Expenses relating to short-term assets	R$ 3,191	R$ 6,477
Expenses relating to low-value assets	56	4,083
Total	R$ 3,247	R$ 10,560